Pensions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) yr
Discount rate [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 553
Service cost 2023, decrease	$ 18
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Discount rate [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ (491)
Service cost 2023, increase	$ (16)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of compensation [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (104)
Service cost 2023, decrease	$ (7)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of compensation [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 109
Service cost 2023, increase	$ 8
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of pension increase [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (422)
Service cost 2023, decrease	$ (11)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of pension increase [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 462
Service cost 2023, increase	$ 12
Percentage of reasonably possible increase in actuarial assumption	0.50%
Mortality assumption [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (257)
Service cost 2023, decrease	$ (5)
Increase (decrease) in mortality age assumption | yr	(1)
Mortality assumption [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 285
Service cost 2023, increase	$ 6
Increase (decrease) in mortality age assumption | yr	1